SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Leases
2022	$ 245,023
2023	260,410
2024	267,515
2025	269,525
2026	286,451
Thereafter	101,932
Total future minimum lease payments	1,430,856
Less: imputed interest	203,946
Total	$ 1,226,910	$ 1,294,863